Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of calculation of numerator and denominator in earnings per share

Net (Loss) Income per Basic and Diluted Share	Year Ended December 31,
(in thousands, except per share amounts)	2019	2018	2017
Numerator
Net (loss) income from continuing operations	$(24,228)	$(32,765)	$13,352
Net (loss) income from discontinued operations	$(46,463)	$(36,094)	$97,349
(Loss) income attributable to the PDL’s stockholders used to compute net (loss) income per basic and diluted share	$(70,411)	$(68,859)	$110,748

Denominator
Total weighted-average shares used to compute net (loss) income attributable to PDL's stockholders, per basic share	118,631	145,669	155,394
Effect of dilutive stock options	—	—	—
Restricted stock outstanding	—	—	863
Shares used to compute net (loss) income attributable to PDL’s stockholders, per diluted share	118,631	145,669	156,257

Net (loss) income per share - basic
Continuing operations	$(0.20)	$(0.22)	$0.09
Discontinued operations	$(0.39)	$(0.25)	$0.62
Net (loss) income attributable to PDL’s stockholders per basic share	$(0.59)	$(0.47)	$0.71

Net (loss) income per share - diluted
Continuing operations	$(0.20)	$(0.22)	$0.09
Discontinued operations	$(0.39)	$(0.25)	$0.62
Net (loss) income attributable to PDL’s stockholders per diluted share	$(0.59)	$(0.47)	$0.71